Other Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Resale and securities borrowing agreements, unfunded contractual commitments	$ 19,900	$ 11,000
Repurchase and securities lending agreements, unfunded contractual commitments	1,600	1,300
Purchase commitment [Member] | Debt securities [Member]
Other Commitments [Line Items]
Other commitment	100	18
Purchase commitment [Member] | Equity securities [Member]
Other Commitments [Line Items]
Other commitment	$ 3,800	$ 2,400